Share Capital - Free Share Plans (Details)					12 Months Ended
	Jun. 27, 2023 shares € / shares	Jun. 22, 2022 shares	Mar. 11, 2022 EUR (€) shares	Apr. 20, 2021 shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)					0
Par value per share (euro per share) | € / shares					€ 0.03	€ 0.03
Capital increase | €					€ 61,641,000	€ 0
AGA 2023 - P1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)	427,110				427,110
AGA 2023 - P2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)	439,210				439,210
AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)				362,515	0	0
AGA 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)		300,039			0	300,039
Vesting requirements for share-based payment arrangement, holding period			1 year
Vesting requirements for share-based payment arrangement, acquisition period			2 years
AGA 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)			354,510
Vesting requirements for share-based payment arrangement, holding period			1 year
Vesting requirements for share-based payment arrangement, acquisition period			2 years
Capital increase | €			€ 10,635.3
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)					866,320	300,039
Maximum term of options granted for share-based payment arrangement in the event of death or disability of optionee			6 months
Executive Board and Employees | AGA 2023 - P1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)	427,110
Par value per share (euro per share) | € / shares	€ 0.03
Vesting requirements for share-based payment arrangement, holding period	1 year
Vesting requirements for share-based payment arrangement, acquisition period	2 years
Executive Board and Employees | AGA 2023 - P2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)	439,210
Par value per share (euro per share) | € / shares	€ 0.03
Vesting requirements for share-based payment arrangement, holding period	1 year
Vesting requirements for share-based payment arrangement, acquisition period	2 years